SUPPLEMENTAL FINANCIAL INFORMATION - Other income (loss) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL FINANCIAL INFORMATION
Foreign exchange	$ 2,835,000	$ 2,278,000
Disposal of property, plant and equipment	18,000	162,000
Investments-equity instruments (note 6)	3,747,000	(4,934,000)
Investments-uranium (note 6)	13,439,000	(32,129,000)
Investments-debt instruments (note 6)	(1,232,000)	(2,565,000)
Reclamation obligation adjustments (note 12)	1,593,000	1,823,000
Gain on recognition of proceeds-UI Repayment Agreement	4,879,000	5,256,000
Other	(894,000)	(1,140,000)
Other income (loss) - continuing operations	$ 24,385,000	$ (31,249,000)